TRADE AND OTHER PAYABLES - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-current
Trade and other payables	$ 597	$ 0
Current
Trade payables	2,020	2,396
Accruals	5,529	6,392
Indirect taxes	1,642	1,342
Other payables	655	75
Trade and other payables	$ 9,846	10,205
Disclosure of detailed information about financial instruments [line items]
Trade payables, settlement period	60 days
Accrued Media Partnership Costs and Other Unbilled Operational Expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 3,198	$ 2,632